UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06512______

_______BlackRock Insured Municipal Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—129.9%
			Alabama—0.9%
AAA	$ 1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$ 1,026,860
AAA	1,410		Fed. Hwy. Fin. Auth. RB, Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,456,939

					2,483,799

			Alaska—8.2%
			Anchorage GO,
AAA	14,345		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	14,577,533
AAA	6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,208,440
AAA	1,260		Univ. of Alaska RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,261,033

					22,047,006

			Arizona—3.2%
AAA	1,000		Arizona St. Univ. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,022,610
AAA	1,030		Mesa GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,032,359
AAA	6,340		Pima Cnty. Str. & Hwy. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,441,313

					8,496,282

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt. GO, 4.00%, 4/01/11, FSA	No Opt. Call	505,640

			California—6.9%
AAA	145		California GO, 6.80%, 11/01/10, FGIC	05/06 @ 101	146,791
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,407,867
			Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	4,992,400
AAA	3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,501,540
AAA	3,065		Los Angeles Cnty. RB, Asset Leasing Corp. Proj., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,382,687

					18,431,285

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6 GO, 3.75%, 12/01/10, FSA	No Opt. Call	3,251,750

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth. RB, 3.75%, 1/01/11, MBIA	No Opt. Call	1,015,396

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,778,900

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,491,262

			Hawaii—4.7%
AAA	11,080	[4]	Hawaii GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,460,709
AAA	1,000		Univ. of Hawaii Univ. Sys. RB, 3.875%, 7/15/10, FGIC	No Opt. Call	1,005,250

					12,465,959

			Illinois—16.5%
			Chicago GO,
AAA	4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,098,680
AAA	1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,882,257
			Chicago Park Dist. Pkg. GO,
AAA	3,120		Ser. A, 3.50%, 1/01/10, FGIC	No Opt. Call	3,079,471
AAA	3,695		Ser. A, 4.00%, 1/01/11, FGIC	No Opt. Call	3,726,592
AAA	1,000		Du Page & Cook Cntys. Sch. Dist. GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,030,040
AAA	1,750		Du Page & Will Cntys. Sch. Dist. GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,786,802
			Du Page Cnty. Forest Presvtn. Dist. GO,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,171,850
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,569,368
AAA	2,580		Edl. Fac. Auth. RB, 5.70%, 7/01/13, FGIC	05/06 @ 100	2,592,642
			Illinois GO,
AAA	1,500		Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,549,800
AAA	2,000		Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,067,660
AAA	4,000		Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,264,040
AAA	2,265		Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,284,366
AAA	1,025		Orland Park GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,013,684
AAA	1,075		Rockford Sch. Dist. GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,098,435

					44,215,687

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—4.0%
			Indianapolis Loc. Pub. Impvt. RB, Bond Bank Wtr. Wks. Proj.,
AAA	$ 2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	$ 2,122,947
AAA	2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,880,758
AAA	2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	3,025,520
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,716,474

					10,745,699

			Kansas—0.8%
			Dev. Fin. Auth. Pub. Wtr. Sply. RB,
AAA	1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,040,252
AAA	1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,021,640

					2,061,892

			Kentucky—4.0%
AAA	12,675		Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,587,174

			Louisiana—1.9%
AAA	5,000		Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,020,500

			Michigan—2.4%
			Detroit GO,
AAA	1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,594,504
AAA	1,955		4.00%, 4/01/11, MBIA	No Opt. Call	1,974,374
AAA	70		Mun. Bd. Auth. RB, Ser. A, 6.50%, 11/01/12, MBIA	04/06 @ 100	70,144
AAA	2,810		Wyandotte City Sch. Dist. Bldg. & Site GO, 4.00%, 5/01/11, FSA	No Opt. Call	2,834,363

					6,473,385

			Minnesota—1.9%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270 GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,828,028
A+	2,180	[3]	So. Minnesota Mun. Pwr. Agcy. RB, Ser. B, 5.75%, 1/01/11	ETM	2,192,448

					5,020,476

			Nevada—2.0%
			Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,094,898
AAA	2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,233,147

					5,328,045

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. RB, Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	981,970

			New Mexico—3.4%
			Fin. Auth. Pub. Proj. RB,
AAA	1,433		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,400,113
AAA	1,175		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,195,128
AAA	2,265		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	2,319,609
AAA	2,230	[3]	Hwy. Comm. RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,326,760
AAA	1,750		Las Cruces Sch. Dist. No. 002 GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,831,182

					9,072,792

			New York—5.6%
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. RB, Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,624,740
AAA	5,000		Thruway Auth. Personal Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,298,100

					14,922,840

			Ohio—0.7%
AAA	1,000		Akron GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,012,680
AAA	1,015		Univ. of Cincinnati RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,010,169

					2,022,849

			Oregon—3.6%
AAA	1,995		Lane Cnty. Sch. Dist. No. 4 GO, 3.75%, 1/01/11, FSA	No Opt. Call	2,000,945
			Washington & Clackamas Cntys. Sch. Dist. GO,
AAA	3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,863,968
AAA	3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,766,872

					9,631,785

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Pennsylvania—6.6%
AAA	$ 2,430		Central York Sch. Dist. GO, 4.125%, 6/01/11, FGIC	No Opt. Call	$ 2,474,542
AAA	2,725	[3]	Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	2,803,535
AAA	7,500		Higher Edl. Facs. Auth. RB, Univ. of PA Hlth. Svcs. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,868,625
AAA	2,100		Philadelphia Wtr. & Wst. RB, 5.625%, 6/15/08, AMBAC	No Opt. Call	2,187,486
AAA	1,075		St. Pub. Sch. Bldg. Auth. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,127,750
AAA	1,250		Wilson Sch. Dist. GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,266,525

					17,728,463

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy. PCRB, Ser. A, 6.70%, 10/01/10, MBIA	10/06 @ 100	238,520
AAA	5,000	[3]	St. & Providence Plantations GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,101,050

					5,339,570

			Tennessee—0.8%
			Clarksville Wtr. Swr. & Gas RB,
AAA	1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,033,391
AAA	1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,146,706

					2,180,097

			Texas—15.7%
AAA	1,090		Addison GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,064,091
			Bexar Met. Wtr. Dist. Wtr. Wks. Sys. RB,
AAA	1,085		3.70%, 5/01/10, FSA	No Opt. Call	1,084,978
AAA	1,090		3.80%, 5/01/11, FSA	No Opt. Call	1,093,477
AAA	2,000		Dallas Rapid Transit RB, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,046,500
			Harris Cnty. GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,576,170
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	302,495
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,058,454
AAA	2,490		Houston Area Wtr. Corp. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,575,158
			Houston GO,
AAA	5,000		Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,272,900
AAA	2,000		Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,109,160
AAA	10,440		Houston Wtr. & Swr. Sys. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,709,883
AAA	5,550		Katy Indpt. Sch. Dist. GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,571,479
AAA	4,000		Mun. Pwr. Agcy. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,281,680
AAA	2,245		Pub. Fin. Auth. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,271,424
AAA	1,250		Texas Tech Univ. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,319,925
AAA	1,500		Univ. of Houston RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,516,005

					41,853,779

			Utah—2.4%
AAA	3,470		Intermountain Pwr. Agcy. Sply. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,657,935
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,640,394

					6,298,329

			Washington—12.9%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17 GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,577,983
AAA	1,000		Chelan Cnty. Sch. Dist. GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,031,720
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,099,330
AAA	2,040		Clark Cnty. Sch. Dist. No. 114 GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,072,314
			Pub. Pwr. Sply. Sys. RB,
AAA	1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,099,540
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,167,521
AAA	9,160	[3]	Pub. Pwr. Sply. Sys. RB, Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	7,757,237
AAA	1,010		Tacoma GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,047,390
AAA	5,000	[4]	Washington GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	5,279,850
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503 GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,352,322

					34,485,207

			West Virginia—3.6%
			Econ. Dev. Auth. RB, Correctional Juvenile & Pub., Ser. A,
AAA	3,705		4.50%, 6/01/10, MBIA	No Opt. Call	3,810,852
AAA	4,420		4.50%, 6/01/11, MBIA	No Opt. Call	4,567,628
AAA	1,170		Sch. Bldg. Auth. RB, 4.00%, 7/01/11, AMBAC	No Opt. Call	1,182,074

					9,560,554

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Wisconsin—5.9%
AAA	$ 1,045		Appleton Wtr. Wks. RB, 4.375%, 1/01/11, FGIC	No Opt. Call	$ 1,073,978
			Clean Wtr. RB,
AAA	4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,684,080
AAA	9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	9,950,273

					15,708,331

			Wyoming—2.2%
			Albany Cnty. Impvts. Statutory Trust COP,
AAA	1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,338,833
AAA	1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,464,137
AAA	1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,497,272
AAA	1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,525,689

					5,825,931

			Total Long-Term Investments (cost $335,485,615)		347,032,634

			SHORT-TERM INVESTMENTS—33.1%
			California—0.9%
A-1+	2,495	[5]	Infrastructure & Econ. Dev. Bank RB, 3.17%, 4/05/06, AMBAC, FRWD	N/A	2,495,000

			District of Columbia—0.8%
SP-1+	2,000	[5]	District of Columbia GO, 3.16%, 4/05/06, FSA, FRWD	N/A	2,000,000

			Idaho—0.8%
A-1+	2,200	[5]	Hlth. Facs. Auth. RB, 3.15%, 4/03/06, FSA, FRDD	N/A	2,200,000

			Illinois—1.7%
A-1+	2,000	[5]	Chicago Met. Wtr. Reclam. Dist. GO, 3.18%, 4/05/06, FRWD	N/A	2,000,000
SP-1+	2,480	[5]	St. Toll Hwy. Auth. RB, 3.16%, 4/05/06, MBIA, FRWD	N/A	2,480,000

					4,480,000

			Kentucky—0.2%
VMIG1	575	[5]	Breckinridge Cnty. Lease RB, 3.10%, 4/05/06, FRWD	N/A	575,000

			Louisiana—1.1%
A-1+	3,000	[5]	East Baton Rouge Parish PCRB, Exxon Proj., 3.12%, 4/03/06, FRDD	N/A	3,000,000

			Maryland—1.4%
A-1+	3,760	[5]	Hlth. & Higher Edl. Fac. Auth. RB, 3.16%, 4/06/06, FRWD	N/A	3,760,000

			Massachusetts—7.5%
			Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	5,000	[5]	Ser. BB, 3.02%, 4/06/06, FRWD	N/A	5,000,000
A-1+	13,250	[5]	Ser. GG-1, 3.02%, 4/06/06, FRWD	N/A	13,250,000
A-1+	1,800	[5]	Ser. R, 2.92%, 4/03/06, FRDD	N/A	1,800,000

					20,050,000

			Missouri—3.0%
A-1+	7,900	[5]	St. Hlth. & Edl. Fac. RB, Med. Research Facs. Stowers Inst. Proj., 3.22%, 4/06/06, MBIA, FRWD	N/A	7,900,000

			New Jersey—1.2%
A-1+	3,280	[5]	Sports & Expo. Auth. RB, Ser. B-2, 3.10%, 4/05/06, MBIA, FRWD	N/A	3,280,000

			North Carolina—2.6%
A-1+	7,000	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.17%, 4/06/06, XLCA, FRWD	N/A	7,000,000

			Ohio—7.1%
VMIG1	10,000	[5]	Columbus Regl. Arpt. Auth. RB, Ser. A, 3.19%, 4/06/06, FRWD	N/A	10,000,000
VMIG1	9,000	[5]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.19%, 4/05/06, FRWD	N/A	9,000,000

					19,000,000

			Pennsylvania—1.7%
A-1+	1,500	[5]	Emmaus Gen. Auth. RB, 3.18%, 4/05/06, FSA, FRWD	N/A	1,500,000
A-1+	2,000	[5]	Erie Wtr. Auth. RB, 3.17%, 4/06/06, FSA, FRWD	N/A	2,000,000
VMIG1	1,145	[5]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.15%, 4/06/06, MBIA, FRWD	N/A	1,145,000

					4,645,000

			Puerto Rico—0.4%
A-1	1,000	[5]	Gov’t. Dev. Bank RB, 2.96%, 4/05/06, MBIA, FRWD	N/A	1,000,000

			Tennessee—2.6%
VMIG1	6,860	[5]	Clarksville Pub. Bldg. Auth. RB, 3.17%, 4/03/06, FRDD	N/A	6,860,000

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Texas—0.1%
A-1+	$ 180	[5]	Wtr. Dev. Board RB, 3.13%, 4/03/06, FRDD	$ 180,000

			Total Short-Term Investments (cost $88,425,000)	88,425,000

			Total Investments—163.0% (cost $423,910,6156)	$ 435,457,634
			Other assets in excess of liabilities—0.8%	2,215,112
			Preferred shares at redemption value, including dividends payable—(63.8)%	(170,526,258)

			Net Assets Applicable to Common Shareholders—100%	$ 267,146,488

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax purposes is $423,629,459. The net unrealized appreciation on a tax basis is $11,828,175, consisting of $12,130,411 gross unrealized appreciation and $302,236 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.9% of the Trust’s managed assets.

AMBAC	— 13.6%
FGIC	— 16.8%
FSA	— 17.7%
MBIA	— 31.2%
XLCA	— 1.6%

   KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Insured Municipal Term Trust, Inc.___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006